Inventory And Work In Process	12 Months Ended
Dec. 31, 2011
Inventory And Work In Process [Abstract]
Inventory And Work In Process [Text Block]

NOTE 5. INVENTORY AND WORK IN PROCESS

The inventory amounts included in the consolidated balance sheets as of December 31, 2010 and 2011 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Work in process	¥15,665,108	¥23,687,248	$3,763,525
Purchased hardware and software held for resale	3,098,844	8,822,088	1,401,689
Less: Inventory provision	(3,138,266)	(4,507,846)	(716,225)
Total inventories, net	¥15,625,686	¥28,001,490	$4,448,989

The movement of inventory provision related to loss making contracts during the years was as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Balance at the beginning of the year	¥1,103,382	¥3,138,266	$498,620
Add: Current year additions	3,138,266	4,184,469	664,845
Less: Current year reversal	(1,103,382)	(2,814,889)	(447,240)
Balance at the end of the year	¥3,138,266	¥4,507,846	$716,225